Stockholders' Equity (Deficit) - Schedule of Shares of Common Stock Reserved for Future Issuance (Details)	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2014
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	3,336,378	13,331,530
Employee Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)		0
Stock Options Outstanding [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	1,907,091	1,463,747
Future Stock Grants [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	1,274,067	122,829
Convertible Preferred Stock Warrants and Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	0	1,975,532
Convertible Preferred Stock Warrants and Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	0	9,769,422
2014 Employee Stock Purchase Plan [Member] | Employee Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	155,220		155,220